INFORMATION BY GEOGRAPHIC AREA (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of geographical areas [abstract]
Schedule of Property, Plant and Equipment Reported Based on Physical Location of Assets
Property, plant and equipment are reported based on the physical location of the assets:

(in millions of Euros)	At December 31, 2019	At December 31, 2018
United States	926	740
France	656	613
Germany	250	181
Czech Republic	106	84
Other	118	48
Total	2,056	1,666